Goodwill and intangible assets - Terminal growth (Details)	Dec. 31, 2023	Dec. 31, 2022
Network Infrastructure
Intangible assets
Terminal growth rate	100.00%	160.00%
Post-tax discount rate	930.00%	900.00%
Mobile Networks
Intangible assets
Terminal growth rate	100.00%	130.00%
Post-tax discount rate	830.00%	770.00%
Cloud and Network Services
Intangible assets
Terminal growth rate	100.00%	180.00%
Post-tax discount rate	770.00%	700.00%